Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($)	Total	Reinvent Technology Partners Y [Member]	Common stock	Additional Paid-in Capital	Additional Paid-in Capital Reinvent Technology Partners Y [Member]	Accumulated other comprehensive income	Accumulated Deficit	Accumulated Deficit Reinvent Technology Partners Y [Member]	Class A Ordinary Shares Reinvent Technology Partners Y [Member]	Class B Ordinary Shares	Class B Ordinary Shares Reinvent Technology Partners Y [Member]		Redeemable Convertible Preferred stock
Beginning balance (in Redeemable Convertible Preferred Stock) at Dec. 31, 2018													$ 89,639,000
Beginning balance (in Redeemable Convertible Preferred Stock shares) at Dec. 31, 2018													59,780,210
Beginning balance (in Common shares) at Dec. 31, 2018			112,740,624
Beginning balance at Dec. 31, 2018	$ (24,260,000)		$ 11,000	$ 2,966,000			$ (27,237,000)
Issuance of Series B redeemable convertible preferred stock net of issuance costs													$ 633,966,000
Issuance of Series B redeemable convertible preferred stock net of issuance costs (in shares)													69,146,470
Issuance of Series B redeemable convertible preferred stock in relation to acquisition													$ 21,259,000
Issuance of Series B redeemable convertible preferred stock in relation to acquisition (in shares)													2,300,690
Issuance of Series B-1 redeemable convertible preferred stock in relation to acquisition													$ 18,951,000
Issuance of Series B-1 redeemable convertible preferred stock in relation to acquisition (in shares)													2,557,518
Issuance of common stock in relation to acquisition	6,933,000			6,933,000
Issuance of common stock in relation to acquisition (Shares)			1,835,678
Issuance of common stock upon exercise of stock options	318,000			318,000
Issuance of common stock upon exercise of stock options (Shares)			676,884
Vesting of early exercised stock options	603,000			603,000
Vesting of early exercised stock options (Shares)			1,557,604
Vesting of restricted stock			$ 1,000	(1,000)
Vesting of restricted stock (Share)			4,854,049
Cancellation of restricted stock (Shares)			(250,000)
Stock-based compensation	28,133,000			28,133,000
Unrealized gain on held for sale investments	125,000					$ 125,000
Net loss	(94,077,000)						(94,077,000)
Net loss	$ (94,078,000)
Ending balance (in Common shares) at Dec. 31, 2019	128,434,407		121,414,839
Ending balance at Dec. 31, 2019	$ (82,225,000)		$ 12,000	38,952,000		125,000	(121,314,000)
Ending balance (in Redeemable Convertible Preferred Stock) at Dec. 31, 2019													$ 763,815,000
Ending balance (in Redeemable Convertible Preferred Stock shares) at Dec. 31, 2019													133,784,888
Issuance of common stock upon exercise of stock options	557,000			557,000
Issuance of common stock upon exercise of stock options (Shares)			384,689
Vesting of early exercised stock options	315,000			315,000
Vesting of early exercised stock options (Shares)			680,710
Vesting of restricted stock			$ 1,000	(1,000)
Vesting of restricted stock (Share)			2,106,976
Stock-based compensation	8,763,000			8,763,000
Unrealized gain on held for sale investments	289,000					289,000
Net loss	(87,069,000)
Net loss	(87,070,000)						(87,070,000)
Ending balance (in Common shares) at Jun. 30, 2020			124,587,214
Ending balance at Jun. 30, 2020	$ (159,371,000)		$ 13,000	48,586,000		414,000	(208,384,000)
Ending balance (in Redeemable Convertible Preferred Stock) at Jun. 30, 2020													$ 763,815,000
Ending balance (in Redeemable Convertible Preferred Stock shares) at Jun. 30, 2020													133,784,888
Beginning balance (in Redeemable Convertible Preferred Stock) at Dec. 31, 2019													$ 763,815,000
Beginning balance (in Redeemable Convertible Preferred Stock shares) at Dec. 31, 2019													133,784,888
Beginning balance (in Common shares) at Dec. 31, 2019	128,434,407		121,414,839
Beginning balance at Dec. 31, 2019	$ (82,225,000)		$ 12,000	38,952,000		125,000	(121,314,000)
Repurchase of series B redeemable convertible preferred stock													$ (532,000)
Repurchase of series B redeemable convertible preferred stock (in shares)													(57,620)
Issuance of common stock upon exercise of stock options	2,952,000			2,952,000
Issuance of common stock upon exercise of stock options (Shares)			1,581,669
Vesting of early exercised stock options	388,000			388,000
Vesting of early exercised stock options (Shares)			1,042,290
Vesting of restricted stock			$ 1,000	(1,000)
Vesting of restricted stock (Share)			4,395,609
Stock-based compensation	16,880,000			16,880,000
Unrealized gain on held for sale investments	(125,000)					$ (125,000)
Net loss	(214,449,000)						(214,449,000)
Net loss	$ (214,449,000)
Ending balance (in Common shares) at Dec. 31, 2020	128,434,407		128,434,407						0		24,437,500	[1],[2]
Ending balance at Dec. 31, 2020	$ (276,579,000)	$ 6,380	$ 13,000	59,171,000	$ 22,556		(335,763,000)	$ (18,620)	$ 0		$ 2,444
Ending balance (in Redeemable Convertible Preferred Stock) at Dec. 31, 2020													$ 763,283,000
Ending balance (in Redeemable Convertible Preferred Stock shares) at Dec. 31, 2020									0	2,875,000			133,727,268
Ending balance (in shares) at Dec. 31, 2020									0		24,437,500
Beginning balance at Oct. 01, 2020		0			0			0	$ 0		$ 0
Beginning balance (in shares) at Oct. 01, 2020									0		0
Sale of units in initial public offering, less allocation to derivative warrant liabilities (in shares)											2,875,000
Issuance of Class B ordinary shares to Sponsor		$ 25,000			22,556			0	$ 0		$ 2,444
Issuance of Class B ordinary shares to Sponsor (in shares)		85,000,000							0		24,437,500
Net loss		$ (18,620)						(18,620)
Ending balance (in Common shares) at Dec. 31, 2020	128,434,407		128,434,407						0		24,437,500	[1],[2]
Ending balance at Dec. 31, 2020	$ (276,579,000)	6,380	$ 13,000	59,171,000	22,556		(335,763,000)	(18,620)	$ 0		$ 2,444
Ending balance (in Redeemable Convertible Preferred Stock) at Dec. 31, 2020													$ 763,283,000
Ending balance (in Redeemable Convertible Preferred Stock shares) at Dec. 31, 2020									0	2,875,000			133,727,268
Ending balance (in shares) at Dec. 31, 2020									0		24,437,500
Sale of units in initial public offering, less allocation to derivative warrant liabilities		957,730,890			957,721,115				$ 9,775
Sale of units in initial public offering, less allocation to derivative warrant liabilities (in shares)									97,750,000
Offering costs		(53,390,327)			(53,390,327)
Sale of private placement warrants to Sponsor in private placement		6,858,410			6,858,410
Shares subject to possible redemption		(903,981,360)			(903,972,320)				$ (9,040)
Shares subject to possible redemption (in shares)									(90,398,136)
Net loss		(2,223,991)						(2,223,991)
Ending balance at Mar. 31, 2021		5,000,002			7,239,434			(2,242,611)	$ 735		$ 2,444
Ending balance (in shares) at Mar. 31, 2021									7,351,864		24,437,500
Beginning balance (in Redeemable Convertible Preferred Stock) at Dec. 31, 2020													$ 763,283,000
Beginning balance (in Redeemable Convertible Preferred Stock shares) at Dec. 31, 2020									0	2,875,000			133,727,268
Beginning balance (in Common shares) at Dec. 31, 2020	128,434,407		128,434,407						0		24,437,500	[1],[2]
Beginning balance at Dec. 31, 2020	$ (276,579,000)	6,380	$ 13,000	59,171,000	22,556		(335,763,000)	(18,620)	$ 0		$ 2,444
Beginning balance (in shares) at Dec. 31, 2020									0		24,437,500
Issuance of Series U-1 redeemable convertible preferred stock in relation to acquisition (in shares)													50,873,075
Issuance of Series U-1 redeemable convertible preferred stock in relation to acquisition													$ 1,000,000,000
Issuance of Series U-2 redeemable convertible preferred stock, net of issuance costs (in shares)													20,349,230
Issuance of Series U-2 redeemable convertible preferred stock, net of issuance costs													$ 397,862,000
Issuance of common stock in relation to acquisitions , shares			118,784,896
Issuance of common stock in relation to acquisitions	937,669,000		$ 12,000	937,657,000
Purchase consideration allocated to non-cash compensation expense	7,873,000			7,873,000
Issuance of common stock upon exercise of stock options	2,204,000			2,204,000
Issuance of common stock upon exercise of stock options (Shares)			1,362,086
Vesting of early exercised stock options	143,000			143,000
Vesting of early exercised stock options (Shares)			420,834
Vesting of restricted stock (Share)			722,238
Stock-based compensation	80,583,000			80,583,000
Net loss	(370,431,000)	(5,829,716)					(370,431,000)				$ (5,829,716)
Net loss											$ (5,829,716)
Ending balance (in Common shares) at Jun. 30, 2021			249,724,461						7,712,437		24,437,500
Ending balance at Jun. 30, 2021	381,462,000	5,000,007	$ 25,000	1,087,631,000	10,845,128		(706,194,000)	(5,848,336)	$ 771		$ 2,444
Ending balance (in Redeemable Convertible Preferred Stock) at Jun. 30, 2021		900,375,630											$ 2,161,145,000
Ending balance (in Redeemable Convertible Preferred Stock shares) at Jun. 30, 2021									90,037,563				204,949,573
Ending balance (in shares) at Jun. 30, 2021									7,712,437		24,437,500
Beginning balance at Mar. 31, 2021		5,000,002			7,239,434			(2,242,611)	$ 735		$ 2,444
Beginning balance (in shares) at Mar. 31, 2021									7,351,864		24,437,500
Shares subject to possible redemption		3,605,730			3,605,694				$ 36
Shares subject to possible redemption (in shares)									360,573
Net loss		(3,605,725)						(3,605,725)			$ (3,605,725)
Net loss											$ (3,605,725)
Ending balance (in Common shares) at Jun. 30, 2021			249,724,461						7,712,437		24,437,500
Ending balance at Jun. 30, 2021	$ 381,462,000	5,000,007	$ 25,000	$ 1,087,631,000	$ 10,845,128		$ (706,194,000)	$ (5,848,336)	$ 771		$ 2,444
Ending balance (in Redeemable Convertible Preferred Stock) at Jun. 30, 2021		$ 900,375,630											$ 2,161,145,000
Ending balance (in Redeemable Convertible Preferred Stock shares) at Jun. 30, 2021									90,037,563				204,949,573
Ending balance (in shares) at Jun. 30, 2021									7,712,437		24,437,500

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.